Concentrations - Schedules of Concentration of Risk, by Risk Factor (Details)	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2019	[1]	Sep. 30, 2018	[1]	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018		Dec. 31, 2017
Customer A [Member] | Accounts Receivable [Member]
Concentration risk, percentage					34.00%			58.00%		21.00%
Customer A [Member] | Sales Revenue, Net [Member]
Concentration risk, percentage					10.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration risk, percentage					31.00%			23.00%		15.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration risk, percentage					12.00%				[1]
Customer D [Member] | Accounts Receivable [Member]
Concentration risk, percentage					10.00%				[1]

[1]	Represents less than 10%.